Goodwill - Schedule of Goodwill Allocated by Cash Generating Unit (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	€ 47,243	€ 47,243
Drug Containment Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	4,976	4,976
In Vitro Diagnostic Consumables Drug Delivery Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	26,828	26,828
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	€ 15,438	€ 15,438